Shareholders’ equity - Schedule of Cash Distributions (Details)	12 Months Ended
Dec. 31, 2024 $ / shares
O 2024 M2 Dividends
Dividends Payable [Line Items]
Cash dividend declared (in USD per share)	$ 0.01
O 2024 M3 Dividends
Dividends Payable [Line Items]
Cash dividend declared (in USD per share)	0.03
O 2024 M4 Dividends
Dividends Payable [Line Items]
Cash dividend declared (in USD per share)	0.03
O 2024 M5 Dividends
Dividends Payable [Line Items]
Cash dividend declared (in USD per share)	0.04
O 2024 M6 Dividends
Dividends Payable [Line Items]
Cash dividend declared (in USD per share)	0.04
O 2024 M7 Dividends
Dividends Payable [Line Items]
Cash dividend declared (in USD per share)	0.05
O 2024 M8 Dividends
Dividends Payable [Line Items]
Cash dividend declared (in USD per share)	0.06
O 2024 M9 Dividends
Dividends Payable [Line Items]
Cash dividend declared (in USD per share)	0.07
O 2024 M10 Dividends
Dividends Payable [Line Items]
Cash dividend declared (in USD per share)	0.10
O 2024 M11 Dividends
Dividends Payable [Line Items]
Cash dividend declared (in USD per share)	0.04
O 2024 M12 Dividends
Dividends Payable [Line Items]
Cash dividend declared (in USD per share)	$ 0.01